NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2023 and 2022:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2023	2022	2023	2022
Healthcare services	Healthscope Pty Ltd	Australia	100%	100%	28%	28%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	26%	29%
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
The following tables present the gross assets and liabilities as at December 31, 2023 and 2022 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2023, 2022, and 2021 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,512	$16,230	$1,798	$11,374	$8,180	$3,149	$(25)	$2,310	$(2,947)	$3,880

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$3,237	$21,559	$3,313	$16,296	$7,441	$205	$223	$165	$(1,178)	$3,712

	Year ended December 31, 2021
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,944	$76	$219	$57	$(50)	$1,652